Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Aircraft Held for Sale	The following table summarizes the Company's held for sale activity during the nine months ended September 30, 2024:

Nine Months Ended September 30,
2024
Aircraft held for sale as of December 31, 2023	$—
Aircraft sold	(15,353)
Aircraft reclassified to held for sale	42,831
Impairment (gain) loss due to fair value adjustments	1,887
Aircraft held for sale as of September 30, 2024	$25,591

Schedule of Property and Equipment Useful Lives

Property and equipment, net consisted of the following:

	September 30, 2024	December 31, 2023
Transportation equipment	$299,135	$311,584
Office furniture and equipment	3,146	3,131
Leasehold improvements	2,306	2,306
Construction in progress	236	147
Deposits on transportation equipment	16,246	23,923
	321,069	341,091
Less: Accumulated depreciation	(84,024)	(87,115)
Property and equipment, net	$237,045	$253,976
Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Transportation equipment	$311,584	$294,846
Office furniture and equipment	3,131	2,591
Leasehold improvements	2,306	137
Construction in progress	147	447
Deposits on transportation equipment	23,923	29,729
	341,091	327,750
Less: Accumulated depreciation	(87,115)	(75,057)
Property and equipment, net	$253,976	$252,693